Capital and funding - Summary of Currency Retranslation Reserve (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Equity and liabilities [abstract]
Currency retranslation reserve at beginning of period	€ (7,026)	€ (7,432)
Currency retranslation of group companies' net assets and liabilities during the year	(1,522)	(419)
Movement in net investment hedges and exchange differences in net investments in foreign operations	(796)	280
Recycling of currency retranslation to the income statement on demerger of Ice Cream business	1,036	0
Recycling of currency retranslation to the income statement on business disposals	24	545
Currency retranslation reserve at end of period	€ (8,284)	€ (7,026)